Expenses by nature - Schedule of Expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
COGS	$ 4,579	$ 1,393	$ 0
Research and development expenses	187,898	158,002	142,032
Selling and marketing expenses	69,052	64,780	22,101
General and administrative expenses	72,006	71,462	55,130
Total operating expense	333,535	295,637	219,263
External Costs
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Research and development expenses	116,550	91,875	97,768
Selling and marketing expenses	35,752	28,817	11,887
General and administrative expenses	23,640	21,486	13,637
Employee Expenses
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Research and development expenses	71,348	66,127	44,264
Selling and marketing expenses	33,300	35,963	10,214
General and administrative expenses	48,366	$ 49,976	$ 41,493
Executive Compensation
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
General and administrative expenses	$ 1,300